Income Tax (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Loan expenses	$ 352
State [Member]
Operating loss carryforwards		$ 13,300	$ 22,800
Operating loss carryforwards expiration period		2021
Federal [Member]
Operating loss carryforwards		$ 11,500	$ 25,100
Operating loss carryforwards expiration period		2029
Net operating loss carried indefinitely		$ 6,200